CONSOLIDATED COMPREHENSIVE INCOME STATEMENTS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 5,579	$ 3,958
Other comprehensive income:
Unrealized holding gains on available for sale securities	628	6,515
Tax effect of unrealized holdings gains on available for sale securities	(214)	(2,215)
Reclassification adjustment for (gain) loss recognized in income	(40)	8
Tax effect of reclassification adjustment for (gain) loss recognized in income	14	(3)
Pension liability adjustment	(2,829)	(1,962)
Tax effect of pension liability adjustment	962	667
Total other comprehensive income	(1,479)	3,010
Comprehensive income	$ 4,100	$ 6,968